income taxes (Tables)	12 Months Ended
Dec. 31, 2018
income taxes
Expense composition

Years ended December 31 (millions)	2018	2017
		(adjusted –
		Note 2(c))
Current income tax expense
For the current reporting period	$483	$205
Adjustments recognized in the current period for income taxes of prior periods	(5)	(82)
	478	123
Deferred income tax expense (recovery)
Arising from the origination and reversal of temporary differences	75	361
Revaluation of deferred income tax liability to reflect future income tax rates	—	28
Adjustments recognized in the current period for income taxes of prior periods	(1)	78
	74	467
	$552	$590

Rate reconciliations

Years ended December 31 ($ in millions)	2018		2017
			(adjusted –Note 2(c))
Income taxes computed at applicable statutory rates	$586	27.0%	$578	26.7%
Revaluation of deferred income tax liability to reflect future income tax rates	—	—	28	1.3
Adjustments recognized in the current period for income taxes of prior periods	(6)	(0.3)	(4)	(0.2)
Other	(28)	(1.3)	(12)	(0.6)
Income tax expense per Consolidated statements of income and other comprehensive income	$552	25.4%	$590	27.2%

Temporary differences

	Property, plant			Net pension				Partnership
	and equipment			and share-		Losses		income
	and intangible	Intangible	Contract	based	Provisions not	available to		unallocated for	Net deferred
	assets subject	assets with	assets with	compensation	currently	be carried		income tax	income tax
(millions)	to amortization	indefinite lives	liabilities	amounts	deductible	forward [1]	Other	purposes	liability
As at January 1, 2017
As previously reported	$870	$1,457	$—	$(48)	$(148)	$(6)	$(18)	$(5)	$2,102
IFRS 15, Revenue from Contracts with Customers transitional amount (Note 2(c))	—	—	404	—	—	—	—	—	404
As adjusted [2]	870	1,457	404	(48)	(148)	(6)	(18)	(5)	2,506
Deferred income tax expense recognized in
Net income (Note 2(c))	348	84	37	(11)	8	(1)	(3)	5	467
Other comprehensive income	—	—	—	(61)	—	—	4	—	(57)
Deferred income taxes charged directly to owners’ equity and other	3	20	—	—	—	—	(3)	—	20
As at December 31, 2017 [3]	1,221	1,561	441	(120)	(140)	(7)	(20)	—	2,936
Deferred income tax expense recognized in
Net income	14	78	55	(20)	(10)	1	(44)	—	74
Other comprehensive income	—	—	—	119	—	—	(6)	—	113
Deferred income taxes charged directly to owners’ equity and other	(2)	79	—	—	(54)	—	1	—	24
As at December 31, 2018 [4]	$1,233	$1,718	$496	$(21)	$(204)	$(6)	$(69)	$—	$3,147
1	We expect to be able to utilize our non-capital losses prior to expiry.
2	Deferred tax liability of $2,511, net of deferred tax asset of $5 (included in Other long-term assets).
3	Deferred tax liability of $2,941, net of deferred tax asset of $5 (included in Other long-term assets).
4	Deferred tax liability of $3,152, net of deferred tax asset of $5 (included in Other long-term assets).